Convertible Promissory Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Fair Value of Derivative Liabilities Estimated Using Black-Sholes Valuation Model

During the year ended December 31, 2020 and 2019, the fair value of the derivative liabilities, warrants and conversion option was estimated using the Binomial valuation model and the Monte-Carlo simulation model with the following assumptions:

	2020	2019
Expected dividend rate	-	-
Expected term (in years)	0.75 to 5.00	0.05 to 5.00
Volatility	154.2% to 372.3%	127.5% to 228.7%
Risk-free interest rate	0.09% to 1.62%	1.39% to 2.40

Schedule of Convertible Promissory Notes

On December 31, 2020 and 2019, convertible promissory notes are as follows:

	December 31, 2020	December 31, 2019
Principal and default penalty amount	$1,062,764	$5,459,909
Add: put premium	-	385,385
Less: unamortized debt discount	(83,548)	(2,210,950)
Convertible notes payable, net	979,216	3,634,344
Less: current portion of convertible notes payable	(979,216)	(3,634,344)
Convertible notes payable, net – long-term	$-	$-